SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding	12 Months Ended
	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2021 GBP (£) £ / shares
SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Number of options outstanding, start of period (in shares)	1,180,563,291	1,120,138,915
Number of options, granted (in shares)	217,611,519	236,923,744
Number of options exercised (in shares)	(23,359,526)	(6,924,434)
Number of options, forfeited (in shares)	(20,961,259)	(22,815,078)
Number of options, cancelled (in shares)	(47,687,607)	(51,479,310)
Number of options, expired (in shares)	(49,248,343)	(95,280,546)
Number of options outstanding, end of period (in shares)	1,256,918,075	1,180,563,291
Number of options exercisable, end of period (in shares)	263,302	336,561
Weighted average exercise price of options outstanding, start of period (in GBP per share)	£ 0.3063	£ 0.3039
Weighted average exercise price, granted (in GBP per share)	0.3938	0.3940
Weighted average exercise price, exercised (in GBP per share)	0.3775	0.3057
Weighted average exercise price, forfeited (in GBP per share)	£ 0.2920	£ 0.2878
Weighted average exercise price, cancelled (in GBP per share) | £	£ 0.3388	£ 0.3257
Weighted average exercise price, expired (in GBP per share)	£ 0.4629	£ 0.4903
Weighted average exercise price of options outstanding, end of period (in GBP per share)	0.3130	0.3063
Number of options exercisable, end of period (GBP per share)	£ 0.4792	£ 0.5103
Lloyds Banking Group executive share plan 2003
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Number of options outstanding, start of period (in shares)	14,032,762	8,477,084
Number of options, granted (in shares)	10,278,224	13,610,204
Number of options exercised (in shares)	(3,333,322)	(7,110,663)
Number of options, vested (in shares)	0	0
Number of options, forfeited (in shares)	(33,409)	(385,184)
Number of options, expired (in shares)	(477,784)	(558,679)
Number of options outstanding, end of period (in shares)	20,466,471	14,032,762
Number of options exercisable, end of period (in shares)	1,638,202	708,939
Weighted average exercise price of options outstanding, start of period (in GBP per share)	£ 0	£ 0
Weighted average exercise price, granted (in GBP per share)	0	0
Weighted average exercise price, exercised (in GBP per share)	0	0
Weighted average exercise price, vested (in GBP per share)	0	0
Weighted average exercise price, forfeited (in GBP per share)	0	0
Weighted average exercise price, expired (in GBP per share)	0	0
Weighted average exercise price of options outstanding, end of period (in GBP per share)	0	0
Number of options exercisable, end of period (GBP per share)	£ 0	£ 0